Other operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other operating expenses
Impairment loss (recovery)	$ (4,329)	$ 1,150	$ 37,993
Sundry	57	89	78
Total other operating expenses	$ (4,272)	$ 1,239	$ 38,071	[1]

[1]	(*)See also Note 2(f) with respect to the implementation of IFRS 16, commencing January 1, 2019.